Segment information (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Description Of Segment Information Explanatory [Abstract]
Information on concentration of clients	In the year ended June 30, 2021, the Company has three clients individually representing 10% or more of consolidated revenues, representing 50% of the total sales of the Company. Of these three clients, two account for 99% of the revenues from the sugarcane segment and one account for 23% of the revenues from the grains segment. There are no clients in other segments that represent 10% or more of revenue of total sales.	In the year ended June 30, 2020, the Company has four clients individually representing 10% or more of consolidated revenues, representing 73% of the total sales of the Company. Of these four clients, two account for 100% of the revenues from the sugarcane segment and two account for 61% of the revenues from the grains segment. There are no clients in other segments that represent 10% or more of revenue of total sales.